Cost of Financial Debt - Schedule of Cost of Financial Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowing costs [Abstract]
Current interest expenses related to financial debt	$ (181.0)	$ (168.6)	$ (167.4)
Amortization of deferred expenditures on financial debts	(33.0)	(8.3)	(12.8)
Income provided by cash and cash equivalents	3.0	2.7	1.7
Cost of financial debt, net	$ (211.0)	$ (174.2)	$ (178.5)